Note 4 - Allowance for Credit Losses 1	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Allowance for Credit Losses [Text Block]

4.         Allowance for Credit Losses

On January 1, 2023, the Company adopted the CECL methodology as required under ASC 326. The measurement of expected credit losses under the CECL methodology is applicable to financial assets measured at amortized cost, including loan receivables. For further discussion on the Company’s accounting policies and policy elections related to the accounting standard update refer to Note 1. All loan information presented as of September 30, 2024 and December 31, 2023 is in accordance with ASC 326.

Credit Quality Indicators

A Loan Risk Rating Grading System has been developed and is being utilized to categorize loans with similar characteristics. There are six (6) “Pass” Ratings and the standard “Classified” Watchlist Ratings. The loans are assessed based upon the information in the Loan Committee Package and a lender identified score. Further, any reassessment would be performed when the annual loan review is performed or when the loan account exhibits signs of financial difficulty or improvement. The definition of each Loan Risk Rating is outlined below:

Pass (Grades 1-6) – These loans are to customers with credit quality ranging from an acceptable to very high quality and are protected by the current net worth and paying capacity of the obligor or by the value of the underlying collateral.

Special Mention (Grade 7) – This loan grade is in accordance with regulatory guidance and includes loans where a potential weakness or risk exists, which could cause a more serious problem if not corrected.

Substandard (Grade 8) – This loan grade is in accordance with regulatory guidance and includes loans that have a well-defined weakness based on objective evidence and are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful (Grade 9) – This loan grade is in accordance with regulatory guidance and includes loans that have all the weaknesses inherent in a substandard asset. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.

Loss (Grade 10) – This loan grade is in accordance with regulatory guidance and includes loans that are considered uncollectible, or of such value that continuance as an asset is not warranted.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay the loan as agreed, the Company’s loan rating process includes several layers of internal and external oversight. The Company’s loan officers are responsible for the timely and accurate risk rating of the loans in each of their portfolios at origination and on an ongoing basis under the supervision of management.  All commercial, agricultural and state and political relationships over $500,000 are reviewed annually to ensure the appropriateness of the loan grade. In addition, the Company engages an external consultant on an annual basis to: 1) review a minimum of 50% of the dollar volume of the commercial and agricultural loan portfolios, including 2) review of a sample of existing or new credit relationships with aggregate commitments greater than or equal to $1.0 million, 3) review a sample of loan relationships which are over 90 days past due, or classified Special Mention, Substandard, Doubtful, or Loss, 4) review a sample of borrowings extended to directors or executive officers, including any new borrowings made in the last year, and 5) review of other loans which management or the consultant may deem appropriate.

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system as of September 30, 2024 and December 31, 2023, as well as current period gross charge-offs (in thousands).

	Term Loans by Year of Origination
September 30, 2024	2024	2023	2022	2021	2020	Prior	Revolving	Total

Commercial & Industrial
Pass	$6,031	$5,071	$6,432	$15,454	$4,774	$5,081	$30,487	$73,330
Special Mention	-	27	-	-	-	20	649	696
Substandard	-	-	-	-	-	1	749	750
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Commercial & Industrial – Total	6,031	5,098	6,432	15,454	4,774	5,102	31,885	74,776

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Commercial Real Estate
Pass	30,647	36,260	27,589	34,944	16,701	48,038	56	194,235
Special Mention	-	-	581	-	-	2,963	-	3,544
Substandard	-	-	-	4,467	-	431	-	4,898
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Commercial Real Estate – Total	30,647	36,260	28,170	39,411	16,701	51,432	56	202,677

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Residential Mortgage
Pass	9,068	15,152	15,717	20,709	19,464	36,821	123	117,054
Special Mention	100	281	26	103	-	546	-	1,056
Substandard	-	21	-	-	-	619	-	640
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Residential Mortgage – Total	9,168	15,454	15,743	20,812	19,464	37,986	123	118,750

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Home Equity
Pass	59	-	-	-	-	374	6,553	6,986
Special Mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Home Equity – Total	59	-	-	-	-	374	6,553	6,986

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Consumer - Other
Pass	598	500	260	36	15	7	112	1,528
Special Mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	23	-	-	-	-	-	23
Loss	-	-	-	-	-	-	-	-

Consumer - Other – Total	598	523	260	36	15	7	112	1,551

Current Year Gross Charge-Offs	10	-	-	-	-	-	-	10

Consumer – Auto
Pass	2,160	2,340	1,312	458	165	225	-	6,660
Special Mention	-	21	16	-	-	-	-	37
Substandard	-	-	-	7	-	3	-	10
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Consumer - Auto – Total	2,160	2,361	1,328	465	165	228	-	6,707

Current Year Gross Charge-Offs	2	11	-	14	-	-	-	27

Overall – Total	$48,663	$59,696	$51,933	$76,178	$41,119	$95,129	$38,729	$411,447

	Term Loans by Year of Origination
December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving	Total

Commercial & Industrial
Pass	$6,157	$7,297	$17,490	$5,420	$776	$5,893	$28,723	$71,756
Special Mention	126	-	-	-	-	40	500	666
Substandard	-	-	-	3	-	3	714	720
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Commercial & Industrial – Total	6,283	7,297	17,490	5,423	776	5,936	29,937	73,142

Current Year Gross Charge-Offs	-	-	-	5	-	-	-	5

Commercial Real Estate
Pass	34,733	30,180	38,454	17,501	10,937	42,686	200	174,691
Special Mention	-	584	-	-	2,396	-	-	2,980
Substandard	-	-	4,480	-	-	312	-	4,792
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Commercial Real Estate – Total	34,733	30,764	42,934	17,501	13,333	42,998	200	182,463

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Residential Mortgage
Pass	17,408	17,121	22,705	20,784	9,739	29,982	-	117,739
Special Mention	-	27	105	-	181	384	-	697
Substandard	-	-	-	-	-	498	-	498
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Residential Mortgage – Total	17,408	17,148	22,810	20,784	9,920	30,864	-	118,934

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Home Equity
Pass	-	-	-	-	-	400	5,400	5,800
Special Mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Home Equity – Total	-	-	-	-	-	400	5,400	5,800

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Consumer - Other
Pass	871	459	163	37	27	2	204	1,763
Special Mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	24	-	-	-	-	-	-	24
Loss	-	-	-	-	-	-	-	-

Consumer - Other – Total	895	459	163	37	27	2	204	1,787

Current Year Gross Charge-Offs	-	-	-	-	2	2	-	4

Consumer – Auto
Pass	2,982	1,813	780	321	553	58	-	6,507
Special Mention	7	-	16	-	-	5	-	28
Substandard	-	-	5	-	6	-	-	11
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Consumer - Auto – Total	2,989	1,813	801	321	559	63	-	6,546

Current Year Gross Charge-Offs	-	1	5	2	-	4	-	12

Overall – Total	$62,308	$57,481	$84,198	$44,066	$24,615	$80,263	$35,741	$388,672

There were no revolving to term loans as of September 30, 2024 and December 31, 2023.

The performance and credit quality of the loan portfolio is also monitored by analyzing the age of the loans receivable as determined by the length of time a recorded payment is past due. The following table presents the classes of the loan portfolio summarized by past due and nonaccrual status as of September 30, 2024 and December 31, 2023 (in thousands):

September 30, 2024	30-89 Days Past Due	Greater than 90 Days and Accruing	Non- accrual	Total Past Due and Non- accrual	Current	Total Loans Receivable

Commercial	$17	$-	$-	$17	$74,759	$74,776
Commercial real estate	-	-	176	176	202,501	202,677
Residential mortgage	394	-	294	688	118,062	118,750
Home equity	-	-	-	-	6,986	6,986
Consumer, automobile	60	-	23	83	6,624	6,707
Consumer, other	-	-	-	-	1,551	1,551

Total	$471	$-	$493	$964	$410,483	$411,447

December 31, 2023	30-89 Days Past Due	Greater than 90 Days and Accruing	Non- accrual	Total Past Due and Non- accrual	Current	Total Loans Receivable

Commercial	$81	$-	$3	$84	$73,058	$73,142
Commercial real estate	-	-	-	-	182,463	182,463
Residential mortgage	446	-	285	731	118,203	118,934
Home equity	83	-	-	83	5,717	5,800
Consumer, automobile	85	-	5	90	6,456	6,546
Consumer, other	9	-	-	9	1,778	1,787

Total	$704	$-	$293	$997	$387,675	$388,672

The following table presents nonaccrual loans, by loan class, as of September 30, 2024 and December 31, 2023 (in thousands):

September 30, 2024	Nonaccruals with No Allowance for Credit Losses	Nonaccruals with an Allowance for Credit Losses

Commercial	$-	$-
Commercial real estate	176	-
Residential mortgage	294	-
Home equity	-	-
Consumer, automobile	23	-
Consumer, other	-	-

Total	$493	$-

December 31, 2023	Nonaccruals with No Allowance for Credit Losses	Nonaccruals with an Allowance for Credit Losses

Commercial	$3	$-
Commercial real estate	-	-
Residential mortgage	285	-
Home equity	-	-
Consumer, automobile	5	-
Consumer, other	-	-

Total	$293	$-

The following tables summarize the activity in the allowance for credit losses by loan class for September 30, 2024 and December 31, 2023 and information in regard to the allowance for credit losses and the recorded investment in loans receivable by loan class as of September 30, 2024 and December 31, 2023 (in thousands):

September 30, 2024	Beginning Balance	Charge-offs	Recoveries	Provision (Credits)	Ending Balance

Commercial	$793	$-	$1	$23	$817
Commercial real estate	1,741	-	-	273	2,014
Residential mortgage	792	-	-	5	797
Home equity	60	-	-	14	74
Consumer, automobile	85	(27)	9	17	84
Consumer, other	44	(10)	-	(16)	18
Unallocated	346	-	-	(199)	147

Total	$3,861	$(37)	$10	$117	$3,951

December 31, 2023	Beginning Balance	Adjustments to allowance for adoption of ASC 326	Charge-offs	Recoveries	Provision (Credits)	Ending Balance

Commercial	$834	$251	$(5)	$10	$(297)	$793
Commercial real estate	1,629	355	-	-	(243)	1,741
Residential mortgage	1,145	(326)	-	-	(27)	792
Home equity	69	14	-	-	(23)	60
Consumer, automobile	118	(37)	(12)	13	3	85
Consumer, other	27	6	(4)	-	15	44
Unallocated	236	(236)	-	-	346	346

Total	$4,058	$27	$(21)	$23	$(226)	$3,861

	Allowance for Credit Losses			Loans Receivable
	Ending Balance September 30, 2024			Ending Balance September 30, 2024
	Individually Evaluated	Collectively Evaluated	Total	Individually Evaluated	Collectively Evaluated	Total

Commercial	$-	$817	$817	$-	$74,776	$74,776
Commercial real estate	-	2,014	2,014	176	202,501	202,677
Residential mortgage	-	797	797	294	118,456	118,750
Home equity	-	74	74	-	6,986	6,986
Consumer, automobile	-	84	84	-	6,707	6,707
Consumer, other	-	18	18	-	1,551	1,551
Unallocated	-	147	147	-	-	-

Total	$-	$3,951	$3,951	$470	$410,977	$411,447

	Allowance for Credit Losses			Loans Receivable
	Ending Balance December 31, 2023			Ending Balance December 31, 2023
	Individually Evaluated	Collectively Evaluated	Total	Individually Evaluated	Collectively Evaluated	Total

Commercial	$-	$793	$793	$126	$73,016	$73,142
Commercial real estate	-	1,741	1,741	4,755	177,708	182,463
Residential mortgage	5	787	792	498	118,436	118,934
Home equity	-	60	60	-	5,800	5,800
Consumer, automobile	-	85	85	-	6,546	6,546
Consumer, other	24	20	44	24	1,763	1,787
Unallocated	-	346	346	-	-	-

Total	$29	$3,832	$3,861	$5,403	$383,269	$388,672

The Company reviews individually evaluated loans for collateral dependency. Collateral dependent loans are loans for which repayment is expected to be provided substantially through the operation or sale of the collateral. Under ASU 2016-13, for collateral dependent loans, the Company has adopted the practical expedient to measure the allowance for credit losses based on the fair value of the collateral. The allowance for credit losses is calculated on an individual loan basis on the shortfall between the fair value of the loan's collateral, which is adjusted for liquidation costs, and amortized cost. If the fair value of the collateral exceeds the amortized cost, no allowance is required. The following table details the amortized costs of the collateral dependent loans as of September 30, 2024 and December 31, 2023 (in thousands):

September 30, 2024	Real Estate Collateral	Other Collateral	Total

Commercial	$-	$-	$-
Commercial real estate	176	-	176
Residential mortgage	294	-	294
Home equity	-	-	-
Consumer, automobile	-	-	-
Consumer, other	-	-	-

Total	$470	$-	$470

December 31, 2023	Real Estate Collateral	Other Collateral	Total

Commercial	$126	$-	$126
Commercial real estate	4,755	-	4,755
Residential mortgage	498	-	498
Home equity	-	-	-
Consumer, automobile	-	-	-
Consumer, other	-	-	-

Total	$5,379	$-	$5,379

From time to time, loans to borrowers experiencing financial difficulty may be modified. Generally, the modifications we grant are extensions of terms, deferrals of payments for an extended period or interest rate reductions. Occasionally, we may modify a loan by providing principal forgiveness. In some cases, we will modify a loan by providing multiple types, or combinations, of concessions.

During the nine months ended September 30, 2024 there were no loans experiencing financial difficulty or modified. The following table presents the amortized cost basis of loans at December 31, 2023 that were both experiencing financial difficulty and modified during the year ended December 31, 2023. The percentage of amortized cost basis of loans that were modified to borrowers in financial distress as compared to the amortized cost basis of each financing receivable is also presented below (in thousands):

December 31, 2023	Principal Forgiveness	Payment Delay	Term Extension	Interest Rate Reduction	Combination Term Extension and Payment Delay	Total	% of Total Class of Financing Receivable

Commercial	$-	$-	$-	$-	$-	$-	0.0%
Commercial real estate	-	-	126	-	-	126	0.1%
Residential mortgage	-	-	-	-	-	-	0.0%
Home equity	-	-	-	-	-	-	0.0%
Consumer, automobile	-	-	-	-	-	-	0.0%
Consumer, other	-	-	-	24	-	24	1.3%

Total	$-	$-	$126	$24	$-	$150	0.0%

There were no commitments to lend additional funds under these modifications as of December 31, 2023.

The ACLL incorporates an estimate of lifetime expected credit losses and is recorded on each loan upon origination or acquisition. The assessment of whether a borrower is experiencing financial difficulty is made at the time of the modification. Because the effect of most modifications made to borrowers experiencing financial difficulty is already included in the ACLL because of the measurement methodologies used to estimate the allowance, a change to the ACLL is generally not recorded upon modification. When principal forgiveness is granted, the amortized cost basis of the loan is written off against the ACLL.

There were no modifications made to loans with borrowers experiencing financial difficulty during the nine months ended September 30, 2024. The financial effect of the modifications made to borrowers experiencing financial difficulty was that one Commercial real estate loan had a term extension of 60 months and one Consumer, other loan had an interest rate reduction of 3.50%, for the year ended December 31, 2023.

No loans have defaulted that were modified during the nine months ended September 30, 2024 and during the year ended December 31, 2023.

At September 30, 2024 there were no loans held in foreclosed status. At December 31, 2023 there was one residential loan in the amount of $56,000 held in foreclosed status. At September 30, 2024 there was one residential loan in the amount of $75,000 in the process of foreclosure. At December 31, 2023 there was one residential loan in the amount of $79,000 in the process of foreclosure.

Unfunded Commitments

The Company maintains an allowance for off-balance sheet credit exposures such as unfunded balances for existing lines of credit, commitments to extend future credit, as well as both standby and commercial letters of credit when there is a contractual obligation to extend credit and when this extension of credit is not unconditionally cancellable by the Company. The allowance for off-balance sheet credit exposures is adjusted as a provision for (or recovery of) credit losses and is included in provision for (recovery of) credit losses in the Consolidated Statements of Income. The estimate includes consideration of the likelihood that funding will occur, which is based on a historical funding study derived from internal information, and an estimate of expected credit losses on commitments expected to be funded over its estimated life, which are the same loss rates that are used in computing the allowance for loan credit losses. The allowance for credit losses for unfunded loan commitments of $318,000 and $266,000 at September 30, 2024 and December 31, 2023, respectively, is separately classified within Other Liabilities on the Consolidated Balance Sheets. The following table presents the balance and activity in the allowance for credit losses for unfunded loan commitments at September 30, 2024 and December 31, 2023 (in thousands):

Allowance for Credit Losses Unfunded Commitments
Beginning balance, December 31, 2023	$266
Provision for credit losses	52
Ending balance, September 30, 2024	$318

Allowance for Credit Losses Unfunded Commitments
Beginning balance, December 31, 2022	$-
Adjustments to allowance for unfunded commitments for adoption of ASC 326	277
Provision for (recovery of) credit losses	(11)
Ending balance, December 31, 2023	$266

4.         Allowance for Credit Losses

On January 1, 2023, the Company adopted the CECL methodology as required under ASC 326. The measurement of expected credit losses under the CECL methodology is applicable to financial assets measured at amortized cost, including loan receivables. For further discussion on the Company’s accounting policies and policy elections related to the accounting standard update refer to Note 1. All loan information presented as of December 31, 2023 is in accordance with ASC 326. All loan information presented prior to December 31, 2023 is in accordance with previous applicable GAAP.

Credit Quality Indicators

A Loan Risk Rating Grading System has been developed and is being utilized to categorize loans with similar characteristics. There are six (6) “Pass” Ratings and the standard “Classified” Watchlist Ratings. The loans are assessed based upon the information in the Loan Committee Package and a lender identified score. Further, any reassessment would be performed when the annual loan review is performed or when the loan account exhibits signs of financial difficulty or improvement. The definition of each Loan Risk Rating is outlined below:

Pass (Grades 1-6) – These loans are to customers with credit quality ranging from an acceptable to very high quality and are protected by the current net worth and paying capacity of the obligor or by the value of the underlying collateral.

Special Mention (Grade 7) – This loan grade is in accordance with regulatory guidance and includes loans where a potential weakness or risk exists, which could cause a more serious problem if not corrected.

Substandard (Grade 8) – This loan grade is in accordance with regulatory guidance and includes loans that have a well-defined weakness based on objective evidence and are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful (Grade 9) – This loan grade is in accordance with regulatory guidance and includes loans that have all the weaknesses inherent in a substandard asset. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.

Loss (Grade 10) – This loan grade is in accordance with regulatory guidance and includes loans that are considered uncollectible, or of such value that continuance as an asset is not warranted.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay the loan as agreed, the Company’s loan rating process includes several layers of internal and external oversight. The Company’s loan officers are responsible for the timely and accurate risk rating of the loans in each of their portfolios at origination and on an ongoing basis under the supervision of management.  All commercial, agricultural and state and political relationships over $500,000 are reviewed annually to ensure the appropriateness of the loan grade. In addition, the Company engages an external consultant on an annual basis to: 1) review a minimum of 50% of the dollar volume of the commercial and agricultural loan portfolios, including 2) review of a sample of existing or new credit relationships with aggregate commitments greater than or equal to $1.0 million, 3) review a sample of loan relationships which are over 90 days past due, or classified Special Mention, Substandard, Doubtful, or Loss, 4) review a sample of borrowings extended to directors or executive officers, including any new borrowings made in the last year, and 5) review of other loans which management or the consultant may deem appropriate.

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system as of December 31 (in thousands):

	Term Loans by Year of Origination
December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving	Total

Commercial & Industrial
Pass	$6,157	$7,297	$17,490	$5,420	$776	$5,893	$28,723	$71,756
Special Mention	126	-	-	-	-	40	500	666
Substandard	-	-	-	3	-	3	714	720
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Commercial & Industrial – Total	6,283	7,297	17,490	5,423	776	5,936	29,937	73,142

Current Year Gross Charge-Offs	-	-	-	5	-	-	-	5

Commercial Real Estate
Pass	34,733	30,180	38,454	17,501	10,937	42,686	200	174,691
Special Mention	-	584	-	-	2,396	-	-	2,980
Substandard	-	-	4,480	-	-	312	-	4,792
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Commercial Real Estate – Total	34,733	30,764	42,934	17,501	13,333	42,998	200	182,463

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Residential Mortgage
Pass	17,408	17,121	22,705	20,784	9,739	29,982	-	117,739
Special Mention	-	27	105	-	181	384	-	697
Substandard	-	-	-	-	-	498	-	498
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Residential Mortgage – Total	17,408	17,148	22,810	20,784	9,920	30,864	-	118,934

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Home Equity
Pass	-	-	-	-	-	400	5,400	5,800
Special Mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Home Equity – Total	-	-	-	-	-	400	5,400	5,800

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Consumer - Other
Pass	871	459	163	37	27	2	204	1,763
Special Mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	24	-	-	-	-	-	-	24
Loss	-	-	-	-	-	-	-	-

Consumer - Other – Total	895	459	163	37	27	2	204	1,787

Current Year Gross Charge-Offs	-	-	-	-	2	2	-	4

Consumer – Auto
Pass	2,982	1,813	780	321	553	58	-	6,507
Special Mention	7	-	16	-	-	5	-	28
Substandard	-	-	5	-	6	-	-	11
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Consumer - Auto – Total	2,989	1,813	801	321	559	63	-	6,546

Current Year Gross Charge-Offs	-	1	5	2	-	4	-	12

Overall – Total	$62,308	$57,481	$84,198	$44,066	$24,615	$80,263	$35,741	$388,672

There were no revolving to term loans as of December 31, 2023.

December 31, 2022	Pass	Special Mention	Sub- standard	Doubtful	Loss	Total

Commercial	$75,879	$453	$761	$-	$-	$77,093
Commercial real estate	157,628	2,762	977	-	-	161,367
Residential mortgage	114,295	1,438	606	-	-	116,339
Home equity	7,114	-	-	-	-	7,114
Consumer, automobile	5,400	80	58	-	-	5,538
Consumer, other	2,096	3	17	-	-	2,116

Total	$362,412	$4,736	$2,419	$-	$-	$369,567

The performance and credit quality of the loan portfolio is also monitored by analyzing the age of the loans receivable as determined by the length of time a recorded payment is past due. The following table presents the classes of the loan portfolio summarized by past due and nonaccrual status as of December 31 (in thousands):

December 31, 2023	30-89 Days Past Due	Greater than 90 Days and Accruing	Non- accrual	Total Past Due and Non- accrual	Current	Total Loans Receivable

Commercial	$81	$-	$3	$84	$73,058	$73,142
Commercial real estate	-	-	-	-	182,463	182,463
Residential mortgage	446	-	285	731	118,203	118,934
Home equity	83	-	-	83	5,717	5,800
Consumer, automobile	85	-	5	90	6,456	6,546
Consumer, other	9	-	-	9	1,778	1,787

Total	$704	$-	$293	$997	$387,675	$388,672

December 31, 2022	30-89 Days Past Due	Greater than 90 Days and Accruing	Non- accrual	Total Past Due and Non- accrual	Current	Total Loans Receivable

Commercial	$30	$-	$117	$147	$76,946	$77,093
Commercial real estate	-	-	112	112	161,255	161,367
Residential mortgage	871	-	55	926	115,413	116,339
Home equity	-	-	-	-	7,114	7,114
Consumer, automobile	99	-	19	118	5,420	5,538
Consumer, other	13	-	1	14	2,102	2,116

Total	$1,013	$-	$304	$1,317	$368,250	$369,567

The following table presents nonaccrual loans, by loan class, as of December 31, 2023 (in thousands):

December 31, 2023	Nonaccruals with No Allowance for Credit Losses	Nonaccruals with an Allowance for Credit Losses

Commercial	$3	$-
Commercial real estate	-	-
Residential mortgage	285	-
Home equity	-	-
Consumer, automobile	5	-
Consumer, other	-	-

Total	$293	$-

The following tables summarize the activity in the allowance for credit losses by loan class for the years ended December 31, 2023 and 2022 and information in regard to the allowance for credit losses and the recorded investment in loans receivable by loan class as of December 31, 2023 and 2022 (in thousands):

December 31, 2023	Beginning Balance	Adjustments to allowance for adoption of ASC 326	Charge-offs	Recoveries	Provision (Credits)	Ending Balance

Commercial	$834	$251	$(5)	$10	$(297)	$793
Commercial real estate	1,629	355	-	-	(243)	1,741
Residential mortgage	1,145	(326)	-	-	(27)	792
Home equity	69	14	-	-	(23)	60
Consumer, automobile	118	(37)	(12)	13	3	85
Consumer, other	27	6	(4)	-	15	44
Unallocated	236	(236)	-	-	346	346

Total	$4,058	$27	$(21)	$23	$(226)	$3,861

December 31, 2022	Beginning Balance	Charge-offs	Recoveries	Provisions (Credits)	Ending Balance

Commercial	$715	$(18)	$-	$137	$834
Commercial real estate	1,569	-	-	60	1,629
Residential mortgage	1,172	-	-	(27)	1,145
Home equity	61	-	-	8	69
Consumer, automobile	139	(14)	22	(29)	118
Consumer, other	32	(16)	-	11	27
Unallocated	396	-	-	(160)	236

Total	$4,084	$(48)	$22	$-	$4,058

	Allowance for Credit Losses			Loans Receivable
	Ending Balance December 31, 2023			Ending Balance December 31, 2023
	Individually Evaluated	Collectively Evaluated	Total	Individually Evaluated	Collectively Evaluated	Total

Commercial	$-	$793	$793	$126	$73,016	$73,142
Commercial real estate	-	1,741	1,741	4,755	177,708	182,463
Residential mortgage	5	787	792	498	118,436	118,934
Home equity	-	60	60	-	5,800	5,800
Consumer, automobile	-	85	85	-	6,546	6,546
Consumer, other	24	20	44	24	1,763	1,787
Unallocated	-	346	346	-	-	-

Total	$29	$3,832	$3,861	$5,403	$383,269	$388,672

	Allowance for Credit Losses			Loans Receivable
	Ending Balance December 31, 2022			Ending Balance December 31, 2022
	Individually Evaluated	Collectively Evaluated	Total	Individually Evaluated	Collectively Evaluated	Total

Commercial	$84	$750	$834	$594	$76,499	$77,093
Commercial real estate	-	1,629	1,629	568	160,799	161,367
Residential mortgage	8	1,137	1,145	272	116,067	116,339
Home equity	-	69	69	-	7,114	7,114
Consumer, automobile	2	116	118	38	5,500	5,538
Consumer, other	-	27	27	-	2,116	2,116
Unallocated	-	236	236	-	-	-

Total	$94	$3,964	$4,058	$1,472	$368,095	$369,567

The Company reviews individually evaluated loans for collateral dependency. Collateral dependent loans are loans for which repayment is expected to be provided substantially through the operation or sale of the collateral. Under ASU 2016-13, for collateral dependent loans, the Company has adopted the practical expedient to measure the allowance for credit losses based on the fair value of the collateral. The allowance for credit losses is calculated on an individual loan basis on the shortfall between the fair value of the loan's collateral, which is adjusted for liquidation costs, and amortized cost. If the fair value of the collateral exceeds the amortized cost, no allowance is required. The following table details the amortized costs of the collateral dependent loans as of December 31, 2023 (in thousands):

December 31, 2023	Real Estate Collateral	Other Collateral	Total

Commercial	$126	$-	$126
Commercial real estate	4,755	-	4,755
Residential mortgage	498	-	498
Home equity	-	-	-
Consumer, automobile	-	-	-
Consumer, other	-	-	-

Total	$5,379	$-	$5,379

In accordance with CECL, the Company identifies individually evaluated loans when their risk characteristics become different from their pool. Under previous GAAP, the Company identifies loans for potential impairment through a variety of means. When the Company determined that it was probable all principal and interest amounts due would not be collected in accordance with the contractual terms of the loan agreement, the loan was generally deemed impaired and individually evaluated. A summary of individually evaluated loans as of December 31, 2022 follows (in thousands):

December 31, 2022	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
Commercial real estate	$568	$568	$-	$576	$26
Residential mortgage	56	56	-	56	1
With an allowance recorded:
Commercial	594	594	84	620	37
Residential mortgage	216	216	8	218	13
Consumer, automobile	38	38	2	43	2

Total:
Commercial	$594	$594	$84	$620	$37
Commercial real estate	568	568	-	576	26
Residential mortgage	272	272	8	274	14
Consumer, automobile	38	38	2	43	2

From time to time, loans to borrowers experiencing financial difficulty may be modified. Generally, the modifications we grant are extensions of terms, deferrals of payments for an extended period or interest rate reductions. Occasionally, we may modify a loan by providing principal forgiveness. In some cases, we will modify a loan by providing multiple types, or combinations, of concessions.

The following table presents the amortized cost basis of loans at December 31, 2023 that were both experiencing financial difficulty and modified during the year ended December 31, 2023. The percentage of amortized cost basis of loans that were modified to borrowers in financial distress as compared to the amortized cost basis of each financing receivable is also presented below (in thousands):

December 31, 2023	Principal Forgiveness	Payment Delay	Term Extension	Interest Rate Reduction	Combination Term Extension and Payment Delay	Total	% of Total Class of Financing Receivable

Commercial	$-	$-	$-	$-	$-	$-	0.0%
Commercial real estate	-	-	126	-	-	126	0.1%
Residential mortgage	-	-	-	-	-	-	0.0%
Home equity	-	-	-	-	-	-	0.0%
Consumer, automobile	-	-	-	-	-	-	0.0%
Consumer, other	-	-	-	24	-	24	1.3%

Total	$-	$-	$126	$24	$-	$150	0.0%

There were no commitments to lend additional funds under these modifications as of December 31, 2023.

The ACLL incorporates an estimate of lifetime expected credit losses and is recorded on each loan upon origination or acquisition. The assessment of whether a borrower is experiencing financial difficulty is made at the time of the modification. Because the effect of most modifications made to borrowers experiencing financial difficulty is already included in the ACLL because of the measurement methodologies used to estimate the allowance, a change to the ACLL is generally not recorded upon modification. When principal forgiveness is granted, the amortized cost basis of the loan is written off against the ACLL.

The financial effect of the modifications made to borrowers experiencing financial difficulty was that one Commercial real estate loan had a term extension of 60 months and one Consumer, other loan had an interest rate reduction of 3.50%, for the year ended December 31, 2023.

No loans have defaulted that were modified during the year ended December 31, 2023.

All loans that were modified for the year ended December 31, 2023 payment status is current.

A summary of loan modifications that occurred in 2022 is as follows (in thousands):

	2022
	Number of Loans	Post-Modification recorded Investment

Commercial:

Extended maturity date and reduced monthly payment	2	$524

Total	2	$524

At December 31, 2023 there is one residential loan in the amount of $56,000 held in foreclosed status. At December 31, 2022, the Company did not hold any foreclosed properties as a result of obtaining physical possession. At December 31, 2023 there was one residential loan in the amount of $79,000 in the process of foreclosure. At December 31, 2022 there was one residential loan in the amount of $56,000 and one commercial real estate loan in the amount of $112,000 in the process of foreclosure.

Unfunded Commitments

The Company maintains an allowance for off-balance sheet credit exposures such as unfunded balances for existing lines of credit, commitments to extend future credit, as well as both standby and commercial letters of credit when there is a contractual obligation to extend credit and when this extension of credit is not unconditionally cancellable by the Company. The allowance for off-balance sheet credit exposures is adjusted as a provision for (or recovery of) credit losses and is included in provision for (recovery of) credit losses in the Consolidated Statements of Income. The estimate includes consideration of the likelihood that funding will occur, which is based on a historical funding study derived from internal information, and an estimate of expected credit losses on commitments expected to be funded over its estimated life, which are the same loss rates that are used in computing the allowance for loan credit losses. The allowance for credit losses for unfunded loan commitments of $266,000 and $- at December 31, 2023 and December 31, 2022, respectively, is separately classified within Other Liabilities on the Consolidated Balance Sheets. The following table presents the balance and activity in the allowance for credit losses for unfunded loan commitments for the year-ended December 31, 2023 (in thousands):

Allowance for Credit Losses Unfunded Commitments
Beginning balance, December 31, 2022	$-
Adjustments to allowance for unfunded commitments for adoption of ASC 326	277
Provision for (recovery of) credit losses	(11)
Ending balance, December 31, 2023	$266